Equity-Accounted Investments (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Long-term Purchase Commitment [Line Items]
Long-term Debt	$ 2,821,304	$ 3,319,523
Teekay LNG
Long-term Purchase Commitment [Line Items]
Total	296,207
2018	245,605
2019	9,733
Equity Method Investments [Member] | Teekay LNG
Long-term Purchase Commitment [Line Items]
Purchase Commitment, Remaining Minimum Amount Committed	241,189
Total	241,189
2019	$ 0